Assets and Liabilities Classified as Held for Sale - Additional Information (Detail) $ in Thousands, $ in Thousands	Jan. 14, 2021 USD ($)	Jan. 14, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Oct. 01, 2020 USD ($)
Disclosure of Assets and Liabilities Classified as Held for Sale Explanatory [Line Items]
Cash transferred			$ 6,640	$ 4,000
TELUS Corporation [member]
Disclosure of Assets and Liabilities Classified as Held for Sale Explanatory [Line Items]
Cash transferred	$ 1,800
Consideration paid (received)	3,500
Disposal of major subsidiary [member] | TELUS Corporation [member]
Disclosure of Assets and Liabilities Classified as Held for Sale Explanatory [Line Items]
Cash transferred		$ 1,800
Consideration paid (received)	$ 3,500